Additional information - condensed financial statements of the Company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement Of Operations
Total operating expenses	¥ (1,427,571)	¥ (1,093,990)	¥ (853,542)
(Loss)/income from operations	865,018	662,505	(91,253)
Interest expense	(249,382)	(229,665)	(285,618)
Change in fair value of derivatives	44,033	84,484	(51,867)
Share of loss/(income) from subsidiaries	2,147	(441)	(2,108)
Other (loss)/income	48,492	33,114	16,064
(Loss)/income before income taxes	771,802	520,040	(441,519)
Net (loss)/income	623,713	423,771	(429,280)
Net (loss)/income attributable to JA Solar's ordinary shareholders	515,885	346,597	(473,676)
JA Solar Holdings Co., Ltd.
Consolidated Statement Of Operations
Total operating expenses	(65,233)	(38,940)	(24,368)
(Loss)/income from operations	(65,233)	(38,940)	(24,368)
Interest expense			(47,330)
Change in fair value of derivatives	39,593	74,014	(51,074)
Share of loss/(income) from subsidiaries	509,243	380,263	(246,909)
Other (loss)/income	140,110	8,434	(59,599)
(Loss)/income before income taxes	623,713	423,771	(429,280)
Net (loss)/income	623,713	423,771	(429,280)
Fair value balance as of Aug. 13, 2013			(44,396)
Net (loss)/income attributable to JA Solar's ordinary shareholders	¥ 623,713	¥ 423,771	¥ (473,676)